Nature of operations	12 Months Ended
Dec. 31, 2025
Disclosure Of General Information About Financial Statements [Abstract]
Nature of operations	Nature of operations
B2Gold Corp. (“B2Gold” or the “Company”) is a Vancouver-based gold producer with four operating mines: the Fekola Mine in Mali, the Masbate Mine in the Philippines, the Otjikoto Mine in Namibia, and the Goose Mine in Canada. The Company determined that the Goose Mine achieved commercial production on October 2, 2025. The Company also owns the Gramalote Project in Colombia. The Company holds an approximately 33% interest in Versamet Royalties Corporation ("Versamet") and a portfolio of evaluation and exploration assets in a number of countries including Mali, Canada and Finland.

B2Gold is a public company listed on the Toronto Stock Exchange under the symbol “BTO”, the NYSE American LLC exchange under the symbol “BTG” and the Namibian Stock Exchange under the symbol “B2G”. B2Gold’s head office is located at Suite 3400, Park Place, 666 Burrard Street, Vancouver, British Columbia, V6C 2X8.